Note 8 - Leases (Details Textual)	12 Months Ended
	Oct. 31, 2025 USD ($) ft²	Oct. 31, 2024 USD ($)
Operating Lease, Right-of-Use Asset	$ 1,686,290	$ 1,872,206
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets, net	Other assets, net
Operating Lease, Liability, Current	$ 392,898	$ 376,965
Operating Lease, Liability, Noncurrent	$ 1,358,584	$ 1,525,423
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and accrued expenses	Accounts payable and accrued expenses
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities	Other noncurrent liabilities
Operating Lease, Expense	$ 615,874	$ 451,197
Operating Lease, Weighted Average Remaining Lease Term	47 months 15 days
Operating Lease, Weighted Average Discount Rate, Percent	9.45%
Operating Lease, Payments	$ 579,918	448,298
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	266,141	1,661,150
Operating Lease, Right-of-Use Asset, Reduction	21,344
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	$ 257,986	$ 111,844
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets, net	Other assets, net
Finance Lease, Liability, Current	$ 87,014	$ 39,277
Finance Lease, Liability, Noncurrent	$ 144,957	$ 54,174
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and accrued expenses	Accounts payable and accrued expenses
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities	Other noncurrent liabilities
Finance Lease, Interest Expense	$ 8,408	$ 5,410
Finance Lease, Right-of-Use Asset, Amortization	$ 42,043	29,497
Lessee, Finance Lease, Remaining Lease Term	45 months 9 days
Lessee, Finance Lease, Discount Rate	7.20%
Finance Lease, Principal Payments	$ 49,665	37,459
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 188,185	$ 0
Operating Lease for Office, Manufacturing and Warehouse Space in Plano, Texas [Member]
Area of Real Estate Property | ft²	34,000
Operating Lease for Warehouse Space in Roanoke, Virginia [Member]
Area of Real Estate Property | ft²	36,000
Operating Lease For Office Equipment [Member]
Lessee, Operating Lease, Term of Contract	60 months